As filed with the Securities and Exchange	Registration No. 333-145826
Commission on August 18, 2009	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, New York 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ X ]		immediately upon filing pursuant to paragraph (b) of Rule 485
[	]	on [ ] pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[	]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Variable Annuity Contracts

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated May 1, 2009, as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to the Registrant’s filing under Rule 497(c), as filed on May 6, 2009 (Accession No. 0000836687-09-000167). This amendment is a supplement to the prospectus and also updates the information in Part C of this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated August 18, 2009
To The Prospectuses Dated May 1, 2009 For

ING Architect New York
ING Empire Innovations
ING Empire Traditions

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

The purpose of this supplement is:

· To notify you of forthcoming reorganizations and liquidations involving certain investment portfolios currently available under your variable annuity contract; and

· To make available additional investment portfolios to facilitate the reorganizations.

PLEASE NOTE: These new investment portfolios will not be available under your variable annuity contract until a date near in time to the effective date of the reorganizations.

If you have any questions, or to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Conservative Portfolio (Class S)	ING Retirement Conservative Portfolio (ADV Class)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (ADV Class)
ING LifeStyle Moderate Portfolio (Class S)	ING Retirement Moderate Portfolio (ADV Class)

Each of the Surviving Portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

Each of these Surviving Portfolios is designated as a Covered Fund for purposes of the minimum guaranteed income benefit rider. Contract value allocated to a Covered Fund is eligible for accumulation at the MGIB Rate in calculating the guaranteed MGIB annuity income associated with your contract.

Please refer to the prospectus for more information.

RLNY – NY-B – 154358	1 of 4	08/2009

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to an agreement, which has been approved by the board of trustees of the Disappearing Portfolios. The reorganization agreement will also be subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on October 23, 2009, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. As a consequence of these reorganizations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

References in the prospectus to the Disappearing Portfolios are hereby deleted, effective on and after October 26, 2009.

NOTICE OF LIQUIDATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Liquidating Portfolios will liquidate and the proceeds will be placed in the investment portfolios indicated as Surviving Portfolios:

Liquidating Portfolios	Surviving Portfolios
ING Multi-Manager International Small Cap Equity	ING Intermediate Bond Portfolio (Class S)
Portfolio (Class S)
ING Global Equity Option Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)

The Surviving Portfolio is a Fixed Allocation Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

The Surviving Portfolio is designated as a Covered Fund for purposes of the minimum guaranteed income benefit rider. Contract value allocated to a Covered Fund is eligible for accumulation at the MGIB Rate in calculating the guaranteed MGIB annuity income associated with your contract.

Please refer to the prospectus for more information.

Important Information Regarding Liquidations:

Each liquidation will be administered pursuant to a plan of liquidation and dissolution, which has been approved by the boards of trustees of the Liquidating Portfolios. The plans are subject to shareholder approval. If shareholder approval is obtained, each liquidation and dissolution is expected to take place after the close of business on October 23, 2009. These liquidations and dissolutions are being proposed because the Liquidating Portfolios have been less than popular with the public than originally anticipated, and it is not anticipated that the Liquidating Portfolios will gather substantial assets in the future. Maintaining the Liquidating Portfolios at their respective current asset levels has been determined not to be beneficial in the long-term to shareholders.

RLNY – NY-B – 154358	2 of 4	08/2009

Before the liquidation date, you may reallocate contract value in a Liquidating Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Liquidating Portfolios on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the Liquidating Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Liquidating Portfolio will be automatically allocated to the Surviving Portfolio. As a consequence of these liquidations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing. It is important to request a reallocation before the liquidation date if you do not want your contract value in a Liquidating Portfolio to be placed in the Surviving Portfolio.

References in the prospectus to the Liquidating Portfolios are hereby deleted, effective on and after October 26, 2009.

ADDITIONAL INVESTMENT PORTFOLIOS

The additional investment portfolios of each of the ING Investors Trust and ING Variable Portfolios, Inc. indicated below are hereby available under your contract, effective on and after October 26, 2009.

ING Investors Trust

Effective on and after October 26, 2009, the following investment portfolios will be available under your Contract – with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
ING Retirement Growth Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Growth Portfolio.

ING Retirement Conservative Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a conservative
	ING Investment Management Co.	level of risk relative to the other ING
Retirement Portfolios.

ING Retirement Moderate Growth	Investment Adviser: Directed	Seeks a high level of total return
Portfolio (ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Portfolio but
less than that of ING Retirement Growth Portfolio.

RLNY – NY-B – 154358	3 of 4	08/2009

ING Retirement Moderate Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Conservative Portfolio
but less than that of ING Retirement
Moderate Growth Portfolio.

Each of the above investment portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. These investment portfolios are hereby added to the list of currently available Accepted Funds, wherever appropriate.

Each of the above investment portfolios is designated as a Covered Fund for purposes of the minimum guaranteed income benefit rider. Contract value allocated to a Covered Fund is eligible for accumulation at the MGIB Rate in calculating the guaranteed MGIB annuity income associated with your contract.

Please refer to the prospectus for more information.

ING Variable Portfolios, Inc.

Effective on and after October 26, 2009, the following investment portfolios will be available under your Contract –with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
ING Dow Jones Euro STOXX 50®	Investment Adviser: ING	Seeks investment results (before fees and
Index Portfolio (ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the Dow Jones Euro STOXX
	Investment Management Co.	(“DJES”) 50® Index (“Index”).

ING FTSE 100 Index® Portfolio (ADV	Investment Adviser: ING	Seeks investment results (before fees and
Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the FTSE 100 Index® (“Index”).
Investment Management Co.
ING Japan Equity Index Portfolio	Investment Adviser: ING	Seeks investment results (before fees and
(ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the Tokyo Price (“TOPIX”)
	Investment Management Co.	Index® (“Index”).

ING NASDAQ 100 Index® Portfolio	Investment Adviser: ING	Seeks investment results (before fees and
(ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the NASDAQ-100 Index®
	Investment Management Co.	(“Index”).

Each of these investment portfolios is an Other Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

Each of these investment portfolios is also a Covered Fund for purposes of the minimum guaranteed income rider. Contract value allocated to a Covered Fund is eligible for accumulation at the MGIB Rate in calculating the guaranteed MGIB annuity income associated with your contract.

Please refer to the prospectus for more information.

RLNY – NY-B – 154358	4 of 4	08/2009

PART C -- OTHER INFORMATION

ITEM 24:		FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)		Incorporated in Part A:
Condensed Financial Information
	(2)	Incorporated in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations - Statutory Basis for the years ended December 31, 2008,
2007 and 2006
	-	Balance Sheets – Statutory Basis as of December 31, 2008 and 2007
	-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2008, 2007 and 2006
	-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2008,
2007 and 2006
	-	Notes to Financial Statements
Financial Statements of Separate Account NY-B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2008
	-	Statements of Operations for the year ended December 31, 2008
	-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New
York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Variable Annuity Contract (RLNY-IA-3040),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 22, 2008
(File Nos. 333-145826, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-3043), incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-
07935).

	(c)	Premium Credit Rider (RLNY-RA-3044), incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-
07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Standard Death Benefit Endorsement (RLNY-RA-1044-3), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-
4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-
145826, 811-07935).

	(f)	Annual Ratchet Death Benefit Endorsement (RLNY-RA-1044-2), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-
145826, 811-07935).

(g)	Surrender Charge Reduction Endorsement (RLNY-RA-3042), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 22, 2008 (File Nos.
333-145826, 811-07935).

(h)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(i)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(j)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(k)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(m)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

(n)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06),
incorporated herein by reference to Post-Effective Amendment No. 19 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

	(o)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING
LifePay Plus) (RLNY-RA-3061), incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-07935).

	(p)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (RLNY-RA-3062), incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-07935).

(5)	(a)	ING Architect New York Variable Annuity Application 145048 (04/08) NY
04/28/2008, incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-07935).

	(b)	ING Architect New York Variable Annuity Application 145552 (04/08) NY
04/28/2008, incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 22, 2008 (File Nos. 333-145826, 811-07935).

	(c)	ING Architect New York Deferred Variable Annuity Application (145048)
(02/02/2009), incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 15, 2009 (File Nos. 333-145826).

	(d)	ING Architect New York Deferred Variable Annuity Application (145552)
(02/02/2009), incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 15, 2009 (File Nos. 333-145826).

	(e)	ING Architect New York Deferred Variable Annuity Application (151285)
(05/01/2009), incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 15, 2009 (File Nos. 333-145826).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York,
incorporated herein by reference to the initial filing of a registration statement on
Form S-6 filed with the Securities and Exchange Commission on March 6, 1998
(File Nos. 333-47527, 811-03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the
Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and
First Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First
Golden American Life Insurance Company of New York and Golden American Life
Insurance Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life
Insurance Company of New York and ING Investment Management LLC,
incorporated herein by reference to the initial filing of a registration statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors
Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance
Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with
Securities and Exchange Commission on August 1, 2005 (File Nos. 333-70600, 811-
05626).

(e)	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, ING Life Insurance and Annuity
Company, ING American Equities, Inc., ING Financial Advisers, LLC, Directed
Services LLC, American Funds Distributors and Capital Research and Management
Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the
Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, File No. 333-153337, as filed on November
14, 2008.

(f)	Fourth Amended and Restated Fund Participation Agreement entered into as of the
28th day of April, 2008, as amended among ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Investors Trust,
Directed Services, LLC, ING Funds Distributor, LLC, American Funds Insurance
Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on December 29, 2008 (File
Nos. 333-115515, 811-07935).

(g)	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company of New York, ING Investors Trust, Directed Services, LLC,
ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-
Effective Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515,
811-07935).

(h)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(i)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar
Life Insurance Company of New York, ING Variable Insurance Trust, ING Mutual
Funds Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

(j)	Form of Participation Agreement between ReliaStar Life Insurance Company of
New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(k)	Participation Agreement by and between Variable Insurance Products Funds,
Fidelity Distributors Corporation, ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Security Life of
Denver Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(m)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(n)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form
N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

(o)	Amendment to Participation Agreement dated April 25, 2008, by and among
BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA
Annuity and Life Insurance Company and ReliaStar Life Insurance Company of
New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its
Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

	(p)	Amendment No. 1 to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and
ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life
Insurance Company and its Select*Life Separate Account, filed on August 18, 2009;
file No. 33-57244.

	(q)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York, incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7,
2009; file No. 33-57244.

	(r)	Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate
Account, filed on April 7, 2009; file No. 33-57244.

	(s)	First Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC
and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life
Insurance Company and its Select*Life Separate Account, filed on August 18, 2009;
file No. 33-57244, .

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, incorporated herein by reference to Post-Effective Amendment
No. 2 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 15, 2009 (File Nos. 333-145826, 811-07935).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

Richard K. Lau*	1475 Dunwoody Drive	Director, Vice President and Actuary
West Chester, PA 19380-1478

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Thomas R. Voglewede*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Ivan J. Gilreath*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Daniel P. Mulheran, Sr.*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Bridget M. Healy	230 Park Avenue, 13th Floor	Executive Vice President and Chief Legal
	New York, NY 10169	Officer

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Name	Principal Business Address	Positions and Offices with Depositor

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President, Assistant Treasurer and
	Atlanta, GA 30327-4390	Assistant Secretary

Valerie G. Brown	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Ralph R.Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13 attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 39 to Registration
Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B
(Form No. 033-75996), as filed with the Securities and Exchange Commission on July 16, 2009.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of June 30, 2009, there are 247 qualified contract owners and 86 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened,

pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of New York, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B, and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	Director and President
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Name	Principal Business Address	Positions and Offices with Underwriter
Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

William Wilcox	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Ernest C’Debaca	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen	1475 Dunwoody Drive	Attorney-in-Fact
West Chester, PA 19380-1478

(c)
	2008 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$603,785,462	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and, (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 18th day of August, 2009.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:
Donald W. Britton*
President, Chief Executive Officer, Chairman and Director
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 18, 2009.

	Signature	Title

President, Chief Executive Officer,
	Donald W. Britton*	Chairman and Director
(principal executive officer)

Senior Vice President and
	Steven T. Pierson*	Chief Accounting Officer

Director
James R. Gelder*

Signature	Title

Executive Vice President,
David A. Wheat*	Chief Financial Officer and Director

Director, Vice President and Actuary
Richard K. Lau*

Director
R. Michael Conley*

Director
Carol V. Coleman*

Director
James F. Lille*

Director
Charles B. Updike*

Director
Ross M. Weale*

Director and Senior Vice President
Brian D. Comer*

Director and Senior Vice President
Ivan J. Gilreath*

Director and Senior Vice President
Daniel P. Mulheran, Sr.*

Director
Thomas R. Voglewede*

By: /s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10